SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Expected credit losses, Prepayments, Inventories & Deposits and other assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Credit period (in days)		90 days
Allowance for credit losses	$ 272,981	$ 636,674
Recovery of allowance for expected credit losses	(272,981)	(636,674)
Impairment loss on inventories	0	$ 0
Prepayments, impairment losses	4,959		$ 4,867
Deposits and other assets, allowance for credit losses	$ 100,000		$ 100,000
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Credit period (in days)	180 days	90 days